Related Parties (Details) - Schedule of Balances with Related Parties - USD ($) $ in Thousands		Mar. 31, 2023	Dec. 31, 2022
Schedule of Balances with Related Parties [Abstract]
Loans from related parties (1)	[1]	$ 6,210	$ 6,549

[1]	The loans bear 10% annual interest to be paid every quarter, the principal will be repaid in the end of the period.